Summary of condensed balance sheet (Details)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2022 USD ($)
Current assets:
Cash	$ 25,800	¥ 19,233,568	$ 396		¥ 19,791,079
Amounts due from subsidiaries and VIE	33,321		34,815
TOTAL ASSETS	41,027,715		43,642,638
Amounts due to related parties	52,335		54,588
TOTAL LIABILITIES	15,421,488		16,688,396
Shareholders’ equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,449,451 and 14,900,000 shares issued and outstanding as of September 30, 2023 and March 31, 2023, respectively	3,090		2,980
Additional paid-in capital	19,055,297		19,055,407
Statutory reserve	745,590		745,590
Accumulated profits	7,744,927		8,111,900
Accumulated other comprehensive income	(1,942,677)		(961,635)
TOTAL SHAREHOLDERS’ EQUITY	25,606,227		26,954,242	$ 42,662,437		$ 50,263,285
Parent Company [Member] | Reportable Legal Entities [Member]
Current assets:
Cash	484,353		1,198,204
Deferred expenses	15,500		46,500
Investment in subsidiaries and VIE	22,029,451		22,721,204
TOTAL ASSETS	26,321,038		27,732,222
Accrued expenses	712,704		775,873
TOTAL LIABILITIES	714,811		777,980
Shareholders’ equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,449,451 and 14,900,000 shares issued and outstanding as of September 30, 2023 and March 31, 2023, respectively	3,090		2,980
Additional paid-in capital	19,055,297		19,055,407
Statutory reserve	745,590		745,590
Accumulated profits	7,744,927		8,111,900
Accumulated other comprehensive income	(1,942,677)		(961,635)
TOTAL SHAREHOLDERS’ EQUITY	25,606,227		26,954,242
Parent Company [Member] | Reportable Legal Entities [Member] | Subsidiaries and VIE [Member]
Current assets:
Amounts due from subsidiaries and VIE	3,791,734		3,766,314
Parent Company [Member] | Reportable Legal Entities [Member] | Related Party [Member]
Current assets:
Amounts due to related parties	$ 2,107		$ 2,107